                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 333-45946
                                                811-08810





                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                          FS VARIABLE SEPARATE ACCOUNT

            SUPPLEMENT TO THE FSA ADVISOR VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 1, 2003

--------------------------------------------------------------------------------

On October 28, 2003, the shareholders of Asset Allocation Portfolio approved an Agreement and Plan of Reorganization whereby all assets and liabilities of Asset Allocation Portfolio in the SunAmerica Series Trust ("SAST") will be exchanged for equal shares of equal value of Asset Allocation Portfolio in Anchor Series Trust ("AST"). The reorganization will occur on or about November 24, 2003. At that time, all references in the prospectus and Statement of Additional Information to the Asset Allocation Portfolio managed by WM Advisors, Inc. are hereby changed to reflect that the portfolio is part of AST, and not the SAST.

Date:  November 24, 2003


                Please keep this Supplement with your Prospectus

                                   Page 1 of 1